COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) item
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES
Number of bank guarantees issued | item	1
Secured amount of bank guarantee	$ 56
short-term investment	200
Long-term deposit pledged by israeli subsidiary	$ 55